FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
FINANCIAL STATEMENTS SCHEDULE I

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY BALANCE SHEETS

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	2019	2020
	RMB	RMB	US$
Assets
Current assets
Cash and cash equivalents	27,223	21,213	3,251
Short-term investment ,net	69,618	—	—
Amounts due from subsidiaries and VIEs	44,695	167,887	25,731
Amounts due from a related party	124,862	—	—
Prepaid and other current assets	1,117	855	131
Total current assets	267,515	189,955	29,113
Investments in subsidiaries and VIEs	(1,003,436)	(652,193)	(99,953)
Total assets	(735,921)	(462,238)	(70,840)
Liabilities
Current Liabilities
Accrued expenses and other current liabilities	5,933	2,385	366
Total liabilities	5,933	2,385	366
Equity
Ordinary shares	—	—	—
Additional paid-in capital	777,408	815,042	124,911
Accumulated deficit	(1,519,731)	(1,266,848)	(194,153)
Accumulated other comprehensive income (loss)	469	(12,817)	(1,964)
Total deficit	(741,854)	(464,623)	(71,206)
Total liabilities and deficit	(735,921)	(462,238)	(70,840)

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY STATEMENTS OF

COMPREHENSIVE INCOME

(AMOUNT IN THOUSANDS, EXCEPT SHARE AND SHARE RELATED DATA)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Operating cost and expenses:
General and administrative	—	(2,886)	(6,740)	(1,033)
Total operating cost and expenses	—	(2,886)	(6,740)	(1,033)
Loss from operations	—	(2,886)	(6,740)	(1,033)
Interest income	—	4,910	7,701	1,180
Other income (loss) , net	—	1	(67,169)	(10,294)
Income before taxes and income from equity in subsidiaries and VIEs	—	2,025	(66,208)	(10,147)
Income tax expense	—	—	—	—
Equity in earnings of subsidiaries and VIEs	611,758	525,722	319,091	48,904
Net income	611,758	527,747	252,883	38,757
Other comprehensive income, net of tax
Change in cumulative foreign currency translation adjustment	—	469	(13,286)	(2,036)
Other comprehensive income (loss)	—	469	(13,286)	(2,036)
Comprehensive income	611,758	528,216	239,597	36,721

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

CONSOLIDATED STATEMENTS OF COMPANY CASH FLOW STATEMENTS

(AMOUNT IN THOUSANDS, EXCEPT FOR SHARE AND PER SHARE DATA)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Cash flows from operating activities
Net income	611,758	527,747	252,883	38,757
Adjustments to reconcile net income to net cash used in operating activities:
Share of results of subsidiaries and VIEs	(611,758)	(525,722)	(319,091)	(48,904)
Depreciation and amortization	—	2,020	2,675	410
Impairment of short-term investment	—	—	67,169	10,294
Changes in operating assets and liabilities:
Amounts due from a related party	—	(4,938)	—	—
Amounts due from subsidiaries and VIEs	—	(44,695)	(35,702)	(5,471)
Prepaid and other current assets	—	(3,137)	(2,413)	(370)
Accrued expenses and other current liabilities	—	5,933	(3,548)	(544)
Net cash used in operating activities	—	(42,792)	(38,027)	(5,828)
Cash flows from investing activities
Loan to a related party	—	(119,924)	—	—
Purchase of short-term investment	—	(71,477)	—	—
Cash collected from loan to related parties	—	—	37,372	5,728
Net cash (used in) provided by investing activities	—	(191,401)	37,372	5,728
Cash flows from financing activities
Net proceeds from issuance of ordinary shares	—	255,928	—	—
Proceeds from exercise of options	—	—	6,982	1,070
Net cash provided by financing activities	—	255,928	6,982	1,070
Effect of foreign exchange rate changes on cash and cash equivalents	—	5,488	(12,337)	(1,891)
Net increase (decrease) in cash and cash equivalents	—	27,223	(6,010)	(921)
Cash and cash equivalents at beginning of year	—	—	27,223	4,172
Cash and cash equivalents at end of the year	—	27,223	21,213	3,251
Supplemental disclosure of significant non-cash investing and financing activities:	—	—	—	—
Decease in investment in subsidiaries and VIEs for cash dividend paid by a subsidiary on behalf of the parent to the Company’s shareholders	(400,000)	—	—	—

JIAYIN GROUP INC.

ADDITIONAL INFORMATION—FINANCIAL STATEMENTS SCHEDULE I

NOTES TO SCHEDULE I

1. Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2. As disclosed in Note 1 to the consolidated financial statements, the Parent Company was incorporated on December 21, 2017 in the Cayman Islands to be the holding company of the Company. The Parent Company undertook a series of transactions to redomicile its business from PRC to the Cayman Islands. The Parent Company has presented Schedule I as if Cayman Islands parent company has been incorporated on January 1, 2017.

3. The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs. The Parent Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC Topic 323, Investments—Equity Method and Joint Ventures. Such investments are presented on the Condensed Balance Sheets as “Investment in subsidiaries and VIEs” and share of their earnings as “Equity in earnings of subsidiaries and VIEs” on the Condensed Statements of Comprehensive Income.

4. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosure certain supplemental information relating to the operations of the Parent Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.

5. As of December 31, 2019 and 2020, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Parent Company.

6. Translations of balances in the additional financial information of Parent Company- Financial Statements Schedule I from RMB into US$ as of and for the year ended December 31, 2020 are solely for the convenience of the readers and were calculated at the rate of US$1.00= RMB6.5250, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2020 No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2020, or at any other rate.